UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3954

Dreyfus Tax Exempt Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Exempt Cash Management
April 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.8%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--.8%
Greater Montgomery Educational
Building Authority,
Educational Facility Revenue
(Huntingdon College Project)
(LOC; Regions Bank)		3.95	5/7/07	16,116,000 a	16,116,000
University of Alabama Board of
Trustees, General Revenue
(University of Alabama)
(Insured; MBIA and Liquidity
Facility; Southtrust Bank)		3.95	5/7/07	6,435,000 a	6,435,000

Arizona--3.7%
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; BNP
Paribas and LOC; BNP Paribas)		4.00	5/7/07	12,535,000 a,b	12,535,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		4.00	5/7/07	9,995,000 a,b	9,995,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		4.01	5/7/07	16,000,000 a,b	16,000,000
Arizona Health Facilities
Authority, HR (Phoenix
Children's Hospital)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)		4.01	5/7/07	48,000,000 a,b	48,000,000
Arizona Health Facilities
Authority, Revenue (La Loma
Village) (LOC; Citibank NA)		3.97	5/7/07	7,000,000 a	7,000,000
Phoenix Civic Improvement
Corporation, Excise Tax
Revenue (Putters Program)
(Civic Plaza Expansion
Project) (Insured; FGIC and
Liquidity Facility; PB Capital
Finance)		3.97	5/7/07	8,255,000 a,b	8,255,000
Salt River Project Agricultural

Improvement and Power
District, CP (Liquidity
Facility: Bank of America,
Bank One, Citibank NA,
JPMorgan Chase Bank, Marshall
and Isley Bank and Wells Fargo
Bank)	3.63	5/10/07	9,000,000	9,000,000

Arkansas--.3%
Benton County Public Facilities
Board, College Parking
Facility Revenue (NorthWest
Arkansas Community College
Project) (LOC; Regions Bank)	3.94	5/7/07	8,250,000 a	8,250,000

Colorado--2.1%
ABN AMRO Munitops Certificate
Trust (Denver City and County
Airport) (Insured; XLCA and
Liquidity Facility; ABN-AMRO)	3.99	5/7/07	22,345,000 a,b	22,345,000
Colorado Education Loan Program,
TRAN	3.75	8/3/07	20,000,000	20,007,928
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	3.93	5/7/07	21,000,000 a	21,000,000

Delaware--.7%
Delaware Economic Development
Authority, MFHR (School House
Project) (LOC; HSBC Bank USA)	4.10	5/7/07	13,000,000 a	13,000,000
Delaware Economic Development
Authority, Revenue
(Connections CSP Project)
(LOC; Mercantile-Safe Deposit
and Trust Company)	3.97	5/7/07	7,035,000 a	7,035,000

Florida--4.9%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; BNP
Paribas)	4.06	5/1/07	11,660,000 a	11,660,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.60	6/6/07	10,000,000	10,000,000
Broward County,
Sales Tax Revenue, CP
(Liquidity Facility; Dexia
Credit Locale)	3.70	8/20/07	8,610,000	8,610,000
Broward County Health Facilities
Authority, Revenue, Refunding
(John Knox Village of Florida,

Inc. Project) (Insured; Radian
Bank and Liquidity Facility;
SunTrust Bank)	4.15	5/1/07	3,600,000 a	3,600,000
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	3.98	5/7/07	7,000,000 a	7,000,000
JEA,
Electric System Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	5/29/07	15,000,000	15,000,000
Orange County Health Facilities
Authority, Revenue, CP (LOC;
SunTrust Bank)	3.75	9/13/07	10,900,000	10,900,000
Palm Beach County Educational
Facilities Authority,
Educational Facilities Revenue
(Palm Beach Atlantic College,
Inc. Project) (LOC; Bank of
America)	3.97	5/7/07	11,000,000 a	11,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.67	5/7/07	14,890,000	14,890,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.65	5/10/07	10,000,000	10,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.65	5/14/07	16,000,000	16,000,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility; Dexia
Credit Locale)	3.67	5/7/07	19,170,000	19,170,000
Tampa,
Educational Facilities Revenue
(Trinity School for Children
Project) (LOC; Regions Bank)	3.95	5/7/07	4,980,000 a	4,980,000
Volusia County Educational
Facilities Authority,
Educational Facilities Revenue
(Embry-Riddle Aeronautical
University, Inc. Project)
(Insured; Radian Bank and
Liquidity Facility; Citibank
NA)	3.99	5/7/07	5,645,000 a,b	5,645,000

Georgia--4.9%
Atlanta,
Airport General Revenue,
Refunding (Hartsfield

International Airport)
(Insured; MBIA and Liquidity
Facility; Bayerische
Landesbank)	3.97	5/7/07	65,330,000 a	65,330,000
Cobb County,
GO Notes, TAN	4.00	12/31/07	15,000,000	15,033,598
Fulton County Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch Capital Services
and LOC; Merrill Lynch Capital
Services)	4.01	5/7/07	25,365,000 a,b	25,365,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue,
CP (LOC; Dexia Credit Locale)	3.70	5/14/07	12,500,000	12,500,000
Municipal Electric Authority of
Georgia, CP (LOC; JPMorgan
Chase Bank)	3.75	5/11/07	20,000,000	20,000,000
Private Colleges and University
Authority, CP (Emory
University Project)	3.70	9/12/07	10,000,000	10,000,000

Hawaii--.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaii Pacific Health
Obligated Group) (Insured;
Radian Bank and Liquidity
Facility; Bank of Nova Scotia)	4.02	5/7/07	14,500,000 a	14,500,000

Idaho--.1%
Idaho Housing and Finance
Association, Nonprofit
Facilities Revenue (Albertson
College of Idaho Project)
(LOC; Key Bank)	3.96	5/7/07	4,070,000 a	4,070,000

Illinois--2.0%
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; FGIC
and Liquidity Facility; PB
Finance Inc.)	3.97	5/7/07	5,110,000 a,b	5,110,000
Illinois,
GO Certificates	4.25	6/7/07	30,000,000	30,012,777
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	3.73	9/12/07	15,000,000	15,000,000
Regional Transportation Authority,
GO Notes (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.99	5/7/07	10,085,000 a,b	10,085,000

Indiana--3.2%

Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.62	6/1/07	14,000,000	14,000,000
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	11/1/07	3,200,000	3,220,572
Indianapolis Local Public
Improvement Bond Bank, Notes	4.00	7/5/07	51,425,000	51,465,367
Indianapolis Local Public
Improvement Bond Bank, Notes	4.00	7/5/07	6,375,000	6,380,004
Merrillville Community School
Corporation, Temporary Loan
Warrants	4.00	12/31/07	20,000,000	20,051,565

Iowa--4.3%
Iowa,
TRAN	4.25	6/29/07	85,000,000	85,088,087
Iowa Finance Authority,
Health Facilities Revenue
(Care Initiatives Project)
(LOC; KBC Bank)	4.11	5/1/07	5,000,000 a	5,000,000
Louisa County,
PCR, Refunding (Midwest Power
Systems Inc. Project)	3.98	5/7/07	27,900,000 a	27,900,000
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Citibank NA and LOC;
Citigroup Global Market
Holdings)	3.99	5/7/07	11,810,000 a,b	11,810,000

Kansas--.5%
Olathe,
Temporary Notes	4.00	6/1/07	15,500,000	15,505,668

Kentucky--.9%
Fort Mitchell, Kentucky League of
Cities Funding Trust, LR
(Trust Lease Program) (LOC;
U.S. Bank NA)	3.98	5/7/07	8,200,000 a	8,200,000
Madisonville,
HR (Trover Clinic Foundation,
Inc.) (Insured; Assured
Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	3.96	5/7/07	19,250,000 a	19,250,000

Louisiana--3.0%
Bank of New York Municipal
Certificates Trust (Liquidity
Facility; The Bank of New York
and LOC; The Bank of New York)	3.99	5/7/07	18,910,000 a,b	18,910,000
Louisiana Municipal Natural Gas
Purchasing and Distribution

Authority, Revenue (Putters
Program) (Gas Project Number
1) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	3.98	5/7/07	29,000,000 a,b	29,000,000
Louisiana Public Facilities
Authority, HR (Touro Infirmary
Project) (Liquidity Facility;
Merrill Lynch)	4.00	5/7/07	34,045,000 a,b	34,045,000
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	4.01	5/7/07	9,115,000 a,b	9,115,000

Maryland--.8%
Frederick County,
Revenue, Refunding
(Manekin-Frederick Associates
Facility) (LOC; M&T Bank)	4.04	5/7/07	2,700,000 a	2,700,000
Maryland Economic Development
Corporation, Revenue (Legal
Aid Bureau Inc. Facility)
(LOC; M&T Bank)	3.99	5/7/07	2,355,000 a	2,355,000
Montgomery County,
CP (Liquidity Facility; Fortis
Bank)	3.64	5/21/07	20,000,000	20,000,000

Massachusetts--3.4%
Massachusetts Development Finance
Agency, Revenue
(Carleton-Willard Village)
(LOC; Bank of America)	3.97	5/7/07	9,110,000 a	9,110,000
Massachusetts Development Finance
Agency, Revenue (Lesley
University Issue) (LOC; Bank
of America)	4.00	5/7/07	7,300,000 a	7,300,000
Massachusetts Development Finance
Agency, Revenue (Northfield
Mount Hermon School Issue)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	4.03	5/7/07	15,000,000 a	15,000,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;
Radian Bank and Liquidity
Facility: Bank of America and
State Street Bank and Trust
Co.)	4.03	5/7/07	32,700,000 a	32,700,000
Massachusetts Development Finance
Agency, Revenue (Wentworth
Institute of Technology, Inc.
Issue) (Insured; Radian Bank

and Liquidity Facility; Bank
of America)	4.03	5/7/07	17,900,000 a	17,900,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty and Liquidity
Facility; Bank of America)	3.96	5/7/07	20,000,000 a	20,000,000

Michigan--5.7%
Detroit,
Sewage Disposal Revenue
(Merlots Program) (Insured;
FGIC and Liquidity Facility;
Wachovia Bank)	3.99	5/7/07	22,015,000 a,b	22,015,000
Detroit Downtown Development
Authority, LR, Refunding
(Millender Center Project)
(LOC; HSBC Bank USA)	4.20	5/7/07	17,200,000 a	17,200,000
Detroit Water Supply System,
Water Revenue (Merlots
Program) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)	3.99	5/7/07	10,470,000 a,b	10,470,000
Marquette County Economic
Development Corporation, LOR
(Bell Memorial Hospital
Project) (LOC; Charter One
Bank)	3.97	5/7/07	32,285,000 a	32,285,000
Michigan,
GO Notes (LOC; DEPFA Bank PLC)	4.25	9/28/07	30,000,000	30,089,844
Michigan Building Authority,
Revenue, CP (LOC: State Street
Bank and Trust Co. and The
Bank of New York)	3.70	6/28/07	8,930,000	8,930,000
Michigan Higher Education
Facilities Authority, Revenue,
Refunding (Walsh College
Project) (LOC; Commerce Bank)	3.96	5/7/07	10,195,000 a	10,195,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.97	5/7/07	10,000,000 a	10,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.97	5/7/07	15,000,000 a	15,000,000
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program) (LOC;
Fifth Third Bank)	3.97	5/7/07	5,200,000 a	5,200,000
Waterford Township Economic
Development Corporation, LOR,

Refunding (Canterbury Health
Care Inc. Project) (LOC; KBC
Bank)	3.97	5/7/07	10,815,000 a	10,815,000

Minnesota--1.9%
Mankato,
Revenue (Bethany Lutheran
College, Inc. Project) (LOC;
Wells Fargo Bank)	4.06	5/1/07	3,810,000 a	3,810,000
Rochester,
Health Care Facilities
Revenue, CP (Mayo Foundation)	3.65	6/12/07	30,000,000	30,000,000
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.65	6/11/07	14,200,000	14,200,000
University of Minnesota,
CP	3.63	5/22/07	10,000,000	10,000,000

Mississippi--1.2%
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	3.96	5/7/07	25,000,000 a	25,000,000
Mississippi Business Finance
Corporation, Revenue (Outback
98 West CC, LLC Project) (LOC;
First Tennessee Bank N.A.)	3.95	5/7/07	5,600,000 a	5,600,000
Mississippi Development Bank,
Special Obligation Revenue,
Refunding (MSLoan
Program-DeSoto County
Convention Center Project)
(Insured; AMBAC and Liquidity
Facility; Dexia Credit Locale)	3.95	5/7/07	6,560,000 a	6,560,000

Missouri--.8%
Kansas City Industrial Development
Authority, Revenue (Ewing
Marion Kauffman Foundation
Project)	4.06	5/1/07	3,000,000 a	3,000,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Francis Medical Center) (LOC;
Bank of America)	4.06	5/1/07	11,005,000 a	11,005,000
Saint Louis,
General Fund Revenue, TRAN	4.50	6/29/07	10,000,000	10,011,685

Nebraska--1.3%
Nebhelp Inc.,
Revenue (Insured; MBIA and

Liquidity Facility; Lloyds TSB
Bank PLC)	4.00	5/7/07	11,780,000 a	11,780,000
Nebraska Educational Finance
Authority, Revenue (Creighton
University Project) (Insured;
FGIC and Liquidity Facility;
JPMorgan Chase Bank)	4.10	5/1/07	10,900,000 a	10,900,000
Scotts Bluff County Hospital
Authority Number 1, Revenue,
Refunding (Regional West
Medical Center) (Insured;
Radian and Liquidity Facility;
Key Bank)	4.01	5/7/07	16,960,000 a	16,960,000

Nevada--.8%
Clark County,
Highway Revenue, CP (Motor
Vehicle Fuel Tax) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.65	5/29/07	17,500,000	17,500,000
Clark County School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.97	5/7/07	6,935,000 a,b	6,935,000

New Hampshire--.3%
New Hampshire Health and Education
Facilities Authority, HR
(Catholic Medical Center
Issue) (LOC; Citizens Bank of
Massachusetts)	3.94	5/7/07	9,395,000 a	9,395,000

New Jersey--2.7%
New Jersey,
TRAN	4.50	6/22/07	79,650,000	79,738,535

New York--3.4%
New York City Transitional Finance
Authority, General Capital
Purpose, BAN	4.25	6/29/07	75,000,000	75,086,450
Tobacco Settlement Financing
Corporation of New York, Asset
Backed Revenue Bonds (State
Contingency Contract Secured)
(Liquidity Facility; DEPFA
Bank PLC)	3.97	5/7/07	17,495,000 a,b	17,495,000
Tobacco Settlement Financing
Corporation of New York,
Revenue (Liquidity Facility:
Landesbank Hessen-Thuringen
Girozentrale and Merrill Lynch)	3.97	5/7/07	10,000,000 a,b	10,000,000

Ohio--3.3%
Akron Bath Copley Joint Township

Hospital District, Health Care
Facilities Revenue (Sumner
Project) (LOC; KBC Bank)	3.96	5/7/07	5,300,000 a	5,300,000
Cincinnati School District,
GO Notes (Putters Program)
(Insured; FSA and Liquidity
Facility; PB Capital Finance)	3.97	5/7/07	6,835,000 a,b	6,835,000
Cleveland-Cuyahoga County Port
Authority, Revenue, Refunding
(Judson Project) (LOC;
National City Bank)	3.97	5/7/07	11,320,000 a	11,320,000
Franklin County,
Health Care Facilities
Refunding and Improvement
Revenue (Ohio Presbyterian
Retirement Services) (Insured;
Radian Group and Liquidity
Facility; National City Bank)	3.99	5/7/07	12,000,000 a	12,000,000
Franklin County,
Health Care Facilities Revenue
(Creekside at the Village
Project) (LOC; Key Bank)	3.96	5/7/07	7,250,000 a	7,250,000
Hamilton County,
Hospital Facilities Revenue
(Christ Hospital) (Insured;
FSA and Liquidity Facility;
Svenska Handelsbanken)	4.01	5/7/07	45,000,000 a,b	45,000,000
Jackson,
Hospital Facilities Revenue,
Refunding (Holzer Consolidated
Health Systems Obligated
Group) (Insured; Radian Group
and Liquidity Facility;
JPMorgan Chase Bank)	4.01	5/7/07	5,785,000 a	5,785,000
Ohio Higher Education Facility,
Revenue (Ashland University
Project) (LOC; Key Bank)	3.97	5/7/07	4,600,000 a	4,600,000

Oklahoma--.3%
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; Bank of
America)	3.70	10/1/07	5,000,000	5,000,000
Oklahoma Water Resources Board,
State Loan Program Revenue
(Liquidity Facility; State
Street Bank and Trust Co.)	3.70	10/1/07	3,000,000	3,000,000

Oregon--.8%
Oregon,
Homeowner Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Trinity Funding Group)	4.00	5/7/07	8,960,000 a,b	8,960,000

Salem Hospital Facility Authority,
Revenue (Capital Manor, Inc.
Project) (LOC; Bank of America)	3.97	5/7/07	5,670,000 a	5,670,000
Salem Hospital Facility Authority,
Revenue, Refunding (Capital
Manor, Inc. Project) (LOC;
Bank of America)	3.97	5/7/07	9,150,000 a	9,150,000

Pennsylvania--16.9%
Bethlehem Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.95	5/7/07	54,990,000 a	54,990,000
Chester County Industrial
Development Authority, Student
Housing Revenue (University
Student Housing LLC Project at
West Chester University) (LOC;
Citizens Bank of Pennsylvania)	3.99	5/7/07	4,000,000 a	4,000,000
Chestnut Ridge School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.95	5/7/07	10,875,000 a	10,875,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.95	5/7/07	65,100,000 a	65,100,000
Dauphin County General Authority,
Revenue (Insured; FSA and
Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	3.95	5/7/07	14,010,000 a	14,010,000
Dauphin County General Authority,
Revenue (School District
Pooled Financing Program II)
(Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3.95	5/7/07	90,465,000 a	90,465,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.96	5/7/07	10,000,000 a	10,000,000
Emmaus General Authority,
Local Government Revenue (GIC;
Goldman Sachs and Co.)	3.96	5/7/07	14,500,000 a	14,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	7,900,000 a	7,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	8,000,000 a	8,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	6,200,000 a	6,200,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	10,600,000 a	10,600,000
Emmaus General Authority,

Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	7,800,000 a	7,800,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	13,000,000 a	13,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	4,000,000 a	4,000,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	11,900,000 a	11,900,000
Emmaus General Authority,
Local Government Revenue (LOC;
DEPFA Bank PLC)	3.96	5/7/07	7,500,000 a	7,500,000
Emmaus General Authority,
Local Government Revenue (LOC;
Goldman Sachs and Co.)	3.96	5/7/07	13,075,000 a	13,075,000
Harrisburg Authority,
Water Revenue, Refunding
(Insured; FGIC and Liquidity
Facility; FGIC)	3.97	5/7/07	14,405,000 a	14,405,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.95	5/7/07	19,615,000 a	19,615,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.97	5/7/07	13,680,000 a	13,680,000
Lebanon County Health Facilities
Authority, Revenue (Cornwall
Manor Project) (Insured;
Radian Bank and Liquidity
Facility; Bank of America)	4.00	5/7/07	5,510,000 a	5,510,000
Pennsylvania Higher Educational
Facilities Authority, Student
Housing Revenue (Washington
and Jefferson Development
Corp. - Washington and
Jefferson College Project)
(LOC; Unicredito Italiano SPA)	3.95	5/7/07	8,000,000 a	8,000,000
Philadelphia School District,
GO Notes, TRAN (LOC; Bank of
America)	4.50	6/29/07	14,500,000	14,516,250
Schuylkill County,
GO Notes (Insured; AMBAC and
Liquidity Facility; Wachovia
Bank)	3.97	5/7/07	6,420,000 a	6,420,000
Spring Grove Area School District,
GO Notes (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.95	5/7/07	17,495,000 a	17,495,000
Spring Grove Area School District,
GO Notes (Insured; FSA and

Liquidity Facility; Dexia
Credit Locale)	3.95	5/7/07	20,000,000 a	20,000,000
West Cornwall Township Municipal
Authority, GO Notes, Refunding
(Bethlehem Area School
District Project) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.95	5/7/07	28,500,000 a	28,500,000
West Cornwall Township Municipal
Authority, Revenue
(Pennsylvania General
Government Loan Program)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.95	5/7/07	3,357,000 a	3,357,000

South Carolina--.2%
South Carolina Jobs-Economic
Development Authority, Health
Facilities Revenue, Refunding
(The Episcopal Church Home)
(Insured; Radian Bank and
Liquidity Facility; Wachovia
Bank)	3.99	5/7/07	6,735,000 a	6,735,000

South Dakota--.3%
South Dakota Housing Development
Authority, SFMR (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Pallas Capital Corporation)	4.00	5/7/07	8,360,000 a,b	8,360,000

Tennessee--10.6%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.96	5/7/07	3,555,000 a	3,555,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.96	5/7/07	5,000,000 a	5,000,000
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Regions Bank)	3.96	5/7/07	6,500,000 a	6,500,000
Claiborne County Industrial
Development Board, Revenue
(Lincoln Memorial University
Project) (LOC; Amsouth Bank)	3.96	5/7/07	9,000,000 a	9,000,000
Franklin Industrial Development
Board, Multifamily Revenue

(Landings Apartment Project)
(Liquidity Facility; Goldman
Sachs Group and LOC; Goldman
Sachs Group)	3.98	5/7/07	30,720,000 a,b	30,720,000
Knoxville,
Wastewater Systems Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.97	5/7/07	8,070,000 a,b	8,070,000
Metropolitan Government of
Nashville and Davidson County,
CP	3.70	6/18/07	15,000,000	15,000,000
Municipal Energy Acquisition
Corporation, Gas Revenue
(Putters Program) (Liquidity
Facility; JPMorgan Chase Bank
and LOC; JPMorgan Chase Bank)	3.98	5/7/07	13,375,000 a,b	13,375,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	4.12	5/1/07	5,000,000 a	5,000,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; KBC Bank)	3.96	5/7/07	7,395,000 a	7,395,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.96	5/7/07	7,485,000 a	7,485,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(Insured; AMBAC and Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.96	5/7/07	10,000,000 a	10,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.98	5/7/07	25,000,000 a,b	25,000,000
Tennergy Corporation,
Gas Revenue (Putters Program)
(LOC; BNP Paribas)	3.98	5/7/07	92,725,000 a,b	92,725,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;
Deutsche Bank AG and LOC;
Goldman Sachs Group)	4.00	5/7/07	10,845,000 a,b	10,845,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Liquidity Facility;

Goldman Sachs Group and LOC;
Goldman Sachs Group)	3.97	5/7/07	50,000,000 a,b	50,000,000
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue (Merlots Program)
(Liquidity Facility; The Bank
of New York)	4.00	5/7/07	19,980,000 a,b	19,980,000

Texas--9.6%
ABN AMRO Munitops Certificates
Trust (Comal Independent
School District) (Liquidity
Facility; ABN-AMRO and LOC;
Texas Permanent School Fund
Guarantee Program)	3.99	5/7/07	13,450,000 a,b	13,450,000
ABN AMRO Munitops Certificates
Trust (Tarrant Regional Water
District, Water Revenue)
(Insured; FGIC and Liquidity
Facility; ABN-AMRO)	3.99	5/7/07	11,460,000 a,b	11,460,000
Dallas Area Rapid Transit,
Transportation Revenue
(Merlots Program) (Insured:
AMBAC and FGIC and Liquidity
Facility; Wachovia Bank)	3.99	5/7/07	24,055,000 a,b	24,055,000
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue, CP (LOC; DEPFA Bank
PLC)	3.70	8/15/07	20,000,000	20,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	7/11/07	35,000,000	35,000,000
Houston,
CP (Liquidity Facility; DEPFA
Bank PLC)	3.68	7/11/07	35,000,000	35,000,000
North Central Texas Health
Facilities Development
Corporation, Revenue, CP
(Methodist Hospital) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)	3.62	5/2/07	12,000,000	12,000,000
San Antonio,
Water Revenue (Merlots
Program) (Liquidity Facility;
Wachovia Bank)	3.99	5/7/07	10,000,000 a,b	10,000,000
Spring Independent School
District, Schoolhouse
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.75	8/15/07	5,000,000	5,000,000
Texas,
CP	3.77	6/12/07	7,100,000	7,100,000
Texas,
TRAN	4.50	8/31/07	30,000,000	30,077,576
Texas Municipal Gas Acquisition

and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch Capital Services)	3.99	5/7/07	5,325,000 a,b	5,325,000
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	4.01	5/7/07	19,805,000 a,b	19,805,000
Texas Municipal Power Agency,
Revenue, CP (Liquidity
Facility: Bayerische
Landesbank and Bank of America)	3.63	5/22/07	10,000,000	10,000,000
Texas Public Finance Authority,
Revenue, CP	3.63	5/21/07	11,900,000	11,900,000
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue,
Refunding (Liquidity Facility;
JPMorgan Chase Bank)	3.90	5/1/07	30,000,000 a,c	30,000,000
University of Texas,
University Revenue, CP	3.65	7/11/07	8,830,000	8,830,000

Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency, HR
(Rutland Regional Medical
Center Project) (Insured;
Radian Group and Liquidity
Facility; TD Banknorth N.A.)	4.06	5/1/07	6,785,000 a	6,785,000

Virginia--1.4%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3.98	5/7/07	13,675,000 a	13,675,000
Norfolk Redevelopment and Housing
Authority, First Mortgage
Revenue (Fort Norfolk
Retirement Community, Inc. -
Harbor's Edge Project) (LOC;
HSH Nordbank AG)	3.97	5/7/07	20,000,000 a	20,000,000
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.97	5/7/07	7,500,000 a,b	7,500,000

Washington--1.2%
Energy Northwest,
Electric Revenue, Refunding

(Putters Program) (Columbia
Generating Station) (Insured;
AMBAC and Liquidity Facility;
PB Finance Inc.)	3.97	5/7/07	5,235,000 a,b	5,235,000
Washington,
GO Notes (Merlots Program)
(Insured: FGIC and MBIA and
Liquidity Facility; Wachovia
Bank)	3.99	5/7/07	20,000,000 a,b	20,000,000
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance) (LOC;
Key Bank)	3.97	5/7/07	4,055,000 a	4,055,000
Washington Higher Education
Facilities Authority, Revenue
(Saint Martin's College
Project) (LOC; U.S. Bank NA)	4.00	5/7/07	6,695,000 a	6,695,000

Wisconsin--1.8%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility: Lloyds TSB Bank PLC
and Merrill Lynch)	3.98	5/7/07	5,860,000 a,b	5,860,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group) (Insured;
AMBAC and LOC; Bank One)	4.06	5/1/07	30,940,000 a	30,940,000
Wisconsin Health and Educational

Facilities Authority, Revenue
(Saint John's Communities,
Inc.) (Insured; Radian Bank
and Liquidity Facility;
Marshall and Ilsley Bank)	3.99	5/7/07	5,700,000 a	5,700,000
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
PB Capital Finance)	3.97	5/7/07	10,360,000 a,b	10,360,000

Wyoming--1.0%
Natrona County,
HR, Refunding (Wyoming Medical
Center Project) (Insured;
AMBAC and Liquidity Facility;
Bank of Nova Scotia)	3.94	5/7/07	28,700,000 a	28,700,000

Total Investments (cost $3,058,153,906)			101.8%	3,058,153,906
Liabilities, Less Cash and Receivables			(1.8%)	(55,301,226)
Net Assets			100.0%	3,002,852,680

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $786,050,000 or 26.2% of net assets.
c	Purchased on a delayed delivery basis.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)